Fair value Measurements (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Option contracts [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Option contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Manufacturing Industry [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Financial Service Industry [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Financial Service Industry [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Financial Service Industry [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Others Available For Sale Investment Securities [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Option contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Option contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Forwards contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Financial Service Industry [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Financial Service Industry [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Forwards contracts [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Option contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Financial Service Industry [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Financial Service Industry [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Manufacturing Industry [Member] USD ($)	Mar. 31, 2011 Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2010 Manufacturing Industry [Member] JPY (¥)	Mar. 31, 2011 Financial Service Industry [Member] USD ($)	Mar. 31, 2011 Financial Service Industry [Member] JPY (¥)	Mar. 31, 2010 Financial Service Industry [Member] JPY (¥)	Mar. 31, 2011 Others Available For Sale Investment Securities [Member] USD ($)	Mar. 31, 2011 Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2010 Others Available For Sale Investment Securities [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] USD ($)	Mar. 31, 2010 Forwards contracts [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] USD ($)	Mar. 31, 2011 Option contracts [Member] JPY (¥)	Mar. 31, 2010 Option contracts [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] USD ($)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY (¥)
Assets
Fair Value, Measured on Recurring Basis, Investment securities available for sale													$ 364,084	¥ 30,219,000	¥ 26,147,000	¥ 16,439,000	$ 198,060	¥ 18,935,000	¥ 2,714,000	$ 32,699	¥ 2,096,000																			¥ 0	¥ 0	$ 0	¥ 0	¥ 0	¥ 0																		¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0								$ 364,084	¥ 30,219,000	¥ 26,147,000	$ 198,060	¥ 16,439,000	¥ 18,935,000	$ 32,699	¥ 2,714,000	¥ 2,096,000
Fair Value, Assets Measured on Recurring Basis, Derivative				0	0	0	0	0	0																			84	7,000	18,000	416,000	5,012	163,000	127,808	10,608,000	9,172,000																			0	0	0	0	0	0																									416,000	5,012	163,000	84	7,000	18,000	127,808	10,608,000	9,172,000
Total Assets	727,747	60,403,000	56,531,000							594,843	49,372,000	47,178,000																									11,031,000	132,904	9,353,000																						0	0
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities																								0	0	0	0																						2,968,000	35,759	2,078,000	1,008,000	12,145	2,550,000																		0	0	0	0										2,968,000	35,759	2,078,000				12,145	1,008,000	2,550,000
Other	331,614	27,524,000	25,119,000																			0	0																							26,665,000	321,265	22,839,000																					859,000	10,349	2,280,000
Total Liabilities	$ 379,518	¥ 31,500,000	¥ 29,747,000																			$ 0	¥ 0																							¥ 30,641,000	$ 369,169	¥ 27,467,000																					¥ 859,000	$ 10,349	¥ 2,280,000